SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2026
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2026	December 31, 2025
Short-term and long-term debt:
7.25% senior unsecured sustainability-linked bonds due 2026	—	150,000
U.S. dollar denominated fixed rate debt due 2026	—	145,875
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	147,600
NOK750 million senior unsecured floating rate bonds due 2029	75,740	74,327
7.75% senior unsecured sustainability-linked bonds due 2030	225,000	144,400
U.S. dollar denominated floating rate debt	1,154,412	1,085,540
Lease debt financing	646,651	686,389
Total debt principal	2,399,403	2,584,131
Less: Unamortized debt issuance costs	(14,987)	(17,655)
Less: Current portion of long-term debt	(575,539)	(605,943)
Total long-term debt	1,808,877	1,960,533

In March 2026, the Company fully repaid the $150.0 million senior secured term loan facility secured by the jack-up drilling rig Linus, which had an outstanding balance of $145.9 million as of December 31, 2025. As part of the refinancing, in March 2026, the Company also fully drew down a new $150.0 million three-year senior secured revolving credit facility secured by Linus, which was entered into in February 2026. The revolving credit facility bears interest at compounded daily SOFR plus an applicable margin.

In April 2026, the Company completed a $75.0 million tap issue of the senior unsecured sustainability-linked bond due 2030 in the Nordic credit market. The tap issue was priced at 103.5% of face value and, together with the previously outstanding bonds, bears a coupon of 7.75% and will mature in 2030. During the six months ended June 30, 2026, the Company resold bonds which had previously been repurchased with principal amounts totaling $5.6 million. The net amount outstanding as of June 30, 2026, was $225.0 million (December 31, 2025: $144.4 million).

In May 2026, the Company fully repaid the $150.0 million senior unsecured sustainability-linked bonds due 2026, which had an outstanding balance of $150.0 million as of December 31, 2025.

A significant portion of the Company’s outstanding debt will be due within one year of this report for which the Company has initiated discussions and negotiations with financial institutions regarding the refinancing of such maturing credit facilities. Given the Company’s extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be reasonably able to secure the required refinancing of all such facilities prior to or at maturity.

Interest rate information:

	June 30, 2026	December 31, 2025
Weighted average interest rate on floating rate debt*	5.23%	5.25%
Weighted average interest rate on lease debt financing	4.84%	5.02%
Weighted average interest rate on fixed rate debt	8.21%	8.27%
Secured Overnight Financing Rate (“SOFR”), closing rate	3.68%	3.87%
Effective Federal Funds Rate (“EFFR”), closing rate	3.63%	3.64%
Norwegian Interbank Offered Rate (“NIBOR”), three-month, closing rate	4.57%	4.07%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.
U.S. dollar floating rate debt

The following table presents information on U.S. dollar floating rate debt facilities outstanding as of June 30, 2026 and December 31, 2025. The facilities bear interest at SOFR plus a margin, except the $60.0 million loan facility, which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of
					June 30, 2026	December 31, 2025
					($'millions)
35 million term loan facility*	Part	2021	1	7	25.7	26.8
107.3 million term loan facility*	Part	2021	3	5	80.0	83.1
100 million term loan facility*	Part	2022	4	5	57.0	62.1
144.6 million term loan facility*	Full	2023	4	6	68.5	93.9
60 million loan facility***	Part	2024	1	N/A	—	—
79.8 million term loan facility*	Part	2024	2	5	72.3	74.5
163.8 million term loan facility*	Part	2024	3	5	150.2	154.2
150 million term loan facility*	Part	2024	3	6	116.3	125.9
226 million term loan facility**	Full	2024	7	5	170.9	186.5
235 million term loan facility*	Full	2024	4	5	188.2	203.2
81.6 million term loan facility*	Full	2024	2	2	75.3	75.3
150 million revolving credit facility**	Full	2026	1	3	150.0	—
100 million revolving credit facility**	Full	N/A	1	2	—	—
Total					1,154.4	1,085.5
† Number of wholly-owned subsidiaries which entered into the facility.
*These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts, vessels or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
***In December 2021, one of the Company's wholly-owned subsidiaries entered into a general share lending agreement. As of June 30, 2026, 11.8 million of the Company’s common shares were on loan and in the custody of the borrowing bank. This facility provides up to $60.0 million cash collateral to the Company, callable at any time, in connection with the shares lent. The facility is repayable on demand, by either party to the agreement.
In March 2026, one of the Company's wholly-owned subsidiaries entered into a $100.0 million senior secured revolving credit facility in connection with the Hercules rig. The facility bears interest at SOFR plus an applicable margin.
Lease Debt Financing

Wholly-owned subsidiaries of the Company have entered into sale and leaseback transactions for the vessels that they own, through Japanese operating lease with call option financing structures. The vessels have been sold and leased back, with options to repurchase the vessels. These transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The following table presents information on lease debt financing facilities outstanding as of June 30, 2026 and December 31, 2025.

Lease Debt Financing	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of
					June 30, 2026	December 31, 2025
					($'millions)
$65 million lease debt financing	65.0	2021	6	2026	30.4	34.3
$65 million lease debt financing	65.0	2021	6	2026	30.8	34.7
$120 million lease debt financing	120.0	2022	8	2029	81.1	86.9
$120 million lease debt financing	120.0	2022	8	2029	82.8	88.4
$45 million lease debt financing	45.0	2023	5	2028	28.5	31.3
$38.5 million lease debt financing	38.5	2023	9	2028	30.6	32.0
$72.2 million lease debt financing	72.2	2023	12	2033	61.9	63.9
$72.2 million lease debt financing	72.2	2023	12	2033	62.9	64.8
$77.5 million lease debt financing	77.5	2024	12	2033	67.7	69.8
$77.5 million lease debt financing	77.5	2024	12	2033	68.7	70.8
$37 million lease debt financing	37.0	2024	8	2028	31.0	32.6
$43 million lease debt financing	43.0	2025	5	2027	36.9	40.0
$40.5 million lease debt financing	40.5	2025	4	2027	33.4	36.9
Total					646.7	686.4
Floating rate portion of lease debt					291.4	321.5
Fixed rate portion of lease debt					355.3	364.9
Total					646.7	686.4